SCHEDULE OF EMPLOYEE BENEFITS EXPENSE (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Salaries and wages	$ 6,351,193	$ 4,938,516	$ 4,490,186
Director fees	262,725	288,024	288,024
Superannuation contribution	417,145	415,128	347,018
Share-based payments	124,177	125,500	437,508
Other employee costs	430,867	440,898	305,919
Total employee benefits expenses	$ 7,586,107	$ 6,208,066	$ 5,868,655